Cash Flow Information - Summary of Non-cash Investing Activities (Detail) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 TWD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 TWD ($)	Dec. 31, 2022 TWD ($)
Payments for property, plant and equipment
Purchase of property, plant and equipment	$ 96,207,546	$ 2,934,052	$ 48,758,649	$ 75,800,574
Increase (decrease) in other non-current assets	1,210,888	36,928	(387,233)	(5,480)
Decrease (increase) in other payables	(17,610,885)	(537,081)	5,894,525	(3,096,926)
Capitalized borrowing costs	(285,611)	(8,710)	(107,712)	(58,263)
Payments for property, plant and equipment	79,521,938	2,425,189	54,158,229	72,639,905
Proceeds from disposal of property, plant and equipment
Consideration from disposal of property, plant and equipment	887,718	27,072	334,348	612,213
Decrease (increase) in other receivables	821	26	132,790	2,784
Decrease in other current assets	19,514	595	8,188
Decrease in other non-current assets	0	0	0	134,760
Proceeds from disposal of property, plant and equipment	908,053	27,693	475,326	749,757
Payments for FVTOCI [Abstract]
Increase in FVTOCI (Note 38)	12,150,760	370,563	0	0
Decrease in other receivables	(12,137,200)	(370,150)	0	0
Increase In Fair Value Through Other Comprehensive Income	$ 13,560	$ 413	$ 0	$ 0